Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Research and development revenue	$ 18,056	$ 25,368
Cost of revenue	(10,176)	(14,531)
Gross profit	7,880	10,837
Operating costs and expenses:
General and administrative	20,864	13,484
Total operating costs and expenses	20,864	13,484
Operating loss	(12,984)	(2,647)
Other income (expense):
Net interest income	172	21
Change in fair value of warrant liability	335	57
Foreign exchange transaction loss, net	(24)	(237)
Transaction costs	(8,342)
Total other expense, net	(7,859)	(159)
Loss before income taxes	(20,843)	(2,806)
Income tax provision	(11)	(106)
Net loss	$ (20,854)	$ (2,912)
Net loss per share of common stock
Basic net loss per share of common stock (in Dollars per share)	$ (1.48)	$ (0.22)
Weighted-average common shares outstanding
Weighted-average common shares outstanding basic (in Shares)	14,087,586	13,136,965
Other comprehensive income:
Foreign currency translation adjustments	$ 12
Total comprehensive loss	$ (20,842)	$ (2,912)